Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Consolidated Balance Sheets
Third-party notes payable, net of debt discount	$ 156,024	$ 166,667
Third-party notes payable, net of loan fees	$ 142,190	$ 0
Preferred stock, par value per share	$ 0.001	$ 0.001
Prefered Stock, share authorized	50,000,000	5,000,000
Prefered stock, shares issued	42,000	0
Prefered stock, shares outstanding	42,000	0
Common Stock, par value per share	$ 0.001	$ 0.001
Common Stock, shares authorized	2,500,000,000	2,500,000,000
Common Stock, shares issued	310,695,330	301,230,828
Common Stock, shares outstanding	310,695,330	301,230,828